Note 21 - Other Liabilities - Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Payroll and social security payable	$ 153,009	$ 148,069
Miscellaneous	23,255	17,624
Other current liabilities	$ 176,264	$ 165,693